Nature of Operations and Going Concern	12 Months Ended
Dec. 31, 2023
Nature Of Operations And Going Concern [Abstract]
Nature of Operations and Going Concern
Note 1 - Nature of Operations and Going Concern
EMX Royalty Corporation (the "Company" or "EMX"), together with its subsidiaries operates as a royalty and prospect generator engaged in the exploring for, and generating royalties from, metals and minerals properties. The Company's royalty and exploration portfolio mainly consists of properties in North America, Türkiye, Europe, Australia, and Latin America. The Company's common shares are listed on the TSX Venture Exchange ("TSX-V"), and the NYSE American under the symbol of "EMX", and also trade on the Frankfurt Stock Exchange under the symbol "6E9". The Company's head office is located at 501 - 543 Granville Street, Vancouver, British Columbia, Canada V6C 1X8.
These consolidated financial statements have been prepared using IFRS Accounting Standards ("IFRS") applicable to a going concern, which assumes that the Company will be able to realize its assets, discharge its liabilities and continue in operation for the following twelve months. As at December 31, 2023, the Company had a working capital deficit of $2,270 (December 31, 2022 - working capital of $31,562). The Company’s ability to continue as a going concern is dependent on its ability to generate profitable earnings, receive continued financial support from strategic shareholders, complete additional financing and/or refinance its existing debt. The Company expects to continue raising funds through the issuance of equity and/or obtaining new debt or refinancing the existing senior secured credit facility and is currently evaluating various financing opportunities. While the Company has been successful in obtaining financing to date, there can be no assurances that future equity financing, debt or debt refinancing alternatives will be available on acceptable terms to the Company or at all. As a result, material uncertainty exists that cast substantial doubt about the Company’s ability to continue as a going concern. These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses and the consolidated statement of financial position classifications that would be necessary if the going concern assumption was inappropriate. These adjustments could be material.
Some of the Company's activities for royalty generation are located in emerging nations and, consequently, may be subject to a higher level of risk compared to other developed countries. Operations, the status of mineral property rights and the recoverability of investments in emerging nations can be affected by changing economic, legal, regulatory and political situations.
These consolidated financial statements of the Company are presented in United States Dollars ("USD" or "US$") unless otherwise noted.